Segment Information - Disclosure of Unallocated Operating Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
Change in fair value of contingent consideration (Refer to Note 19)	₨ 49	$ 1	₨ (169)	₨ (1,300)
IT Services segment [member]
Disclosure of operating segments [line items]
Amortization and impairment expenses on intangible assets (Refer to Note 6)	7,787		7,909	11,756
Change in fair value of contingent consideration (Refer to Note 19)	₨ 49		₨ (169)	₨ (1,300)